S000006722 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Money Market Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	2.60%	1.54%